Investments & Sundry Assets (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Investments & Sundry Assets
Derivatives - noncurrent	$ 94	$ 347
Alliance investments - equity method	184	192
Alliance investments - non-equity method	38	34
Long-term deposits	242	268
Other receivables	276	359
Employee benefit-related	253	263
Prepaid income taxes	664	626
Other assets	321	296
Total	$ 2,074	$ 2,386